NATIONWIDE

VARIABLE

ACCOUNT-B

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-B:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VA Separate Account-B (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

2

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

3

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACVB	87,400	$631,476	$763,003	$-	$763,003	$4	$762,999	$762,999	$-	$762,999
ACVCA	25,088	343,381	483,455	-	483,455	42	483,413	483,413	-	483,413
ACVI	30,908	324,646	435,796	-	435,796	-	435,796	435,796	-	435,796
ACVIG	30,240	283,497	310,867	-	310,867	2	310,865	310,865	-	310,865
ACVIP2	28,842	296,798	319,857	5	319,862	-	319,862	318,969	893	319,862
ACVU1	6,294	112,780	172,961	-	172,961	29	172,932	172,932	-	172,932
DCAP	17,224	668,826	812,634	-	812,634	43	812,591	812,591	-	812,591
DGI	7,686	214,925	274,252	14	274,266	-	274,266	274,266	-	274,266
DSIF	102,158	4,807,985	6,565,724	-	6,565,724	3	6,565,721	6,564,678	1,043	6,565,721
DSRG	4,240	154,872	200,311	6	200,317	-	200,317	200,317	-	200,317
DVSCS	13,254	234,791	252,617	-	252,617	8	252,609	252,609	-	252,609
FQB	30,143	335,677	356,291	12	356,303	-	356,303	356,303	-	356,303
FAMP	94,957	1,438,767	1,618,073	23	1,618,096	-	1,618,096	1,618,096	-	1,618,096
FEIP	117,866	2,520,213	2,816,988	-	2,816,988	27	2,816,961	2,816,037	924	2,816,961
FGP	26,708	1,708,885	2,750,929	3	2,750,932	-	2,750,932	2,750,932	-	2,750,932
FHIP	526,383	2,800,444	2,795,094	7	2,795,101	-	2,795,101	2,795,101	-	2,795,101
FIGBS	104,859	1,343,199	1,459,631	-	1,459,631	19	1,459,612	1,459,612	-	1,459,612
FOP	27,338	557,183	725,016	40	725,056	-	725,056	724,560	496	725,056
FVSS	5,886	73,117	79,515	3	79,518	-	79,518	79,518	-	79,518
OVAG	914	71,583	97,766	2	97,768	-	97,768	97,768	-	97,768
OVB	229,689	1,830,696	1,936,274	9	1,936,283	-	1,936,283	1,936,283	-	1,936,283
OVGI	5,905	167,763	176,616	-	176,616	7	176,609	176,609	-	176,609
OVGS	44,618	1,793,835	2,325,504	43	2,325,547	-	2,325,547	2,325,547	-	2,325,547
OVMS	26,689	347,029	478,536	-	478,536	12	478,524	478,524	-	478,524
JPMMV1	20,100	206,167	218,892	2	218,894	-	218,894	218,894	-	218,894
JACAS	6,204	220,030	328,572	6	328,578	-	328,578	328,578	-	328,578
JAGTS	14,852	189,868	304,470	-	304,470	5	304,465	304,465	-	304,465
JAIGS	1,538	47,317	56,272	-	56,272	5	56,267	56,267	-	56,267
MSEM	957	7,741	7,407	-	7,407	18	7,389	7,389	-	7,389
MSVRE	29,546	454,342	506,115	-	506,115	30	506,085	506,085	-	506,085
EIF2	28,989	447,809	556,870	18	556,888	-	556,888	556,888	-	556,888
GBF	65,340	719,544	737,688	-	737,688	7	737,681	737,681	-	737,681
GEM	21,987	259,495	328,926	-	328,926	-	328,926	328,926	-	328,926
GIG	110,872	1,060,709	1,287,219	-	1,287,219	3	1,287,216	1,287,216	-	1,287,216
GVDMA	16,368	196,795	215,234	-	215,234	10	215,224	215,224	-	215,224
GVDMC	97,381	1,050,851	1,095,535	-	1,095,535	5	1,095,530	1,095,530	-	1,095,530
GVEX1	195	4,206	4,362	-	4,362	6	4,356	4,356	-	4,356

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVIDA	4,407	54,962	57,510	-	57,510	16	57,494	57,494	-	57,494
GVIDC	10,486	106,447	110,517	-	110,517	22	110,495	110,495	-	110,495
GVIDM	120,766	1,511,615	1,457,644	-	1,457,644	9	1,457,635	1,457,635	-	1,457,635
MCIF	99,388	2,279,615	2,278,971	11	2,278,982	-	2,278,982	2,278,457	525	2,278,982
MSBF	206,543	1,886,400	1,900,196	-	1,900,196	21	1,900,175	1,900,175	-	1,900,175
NVAMV1	40,979	629,455	612,636	-	612,636	2	612,634	612,260	374	612,634
NVAMVX	11,871	151,745	177,120	6	177,126	-	177,126	177,126	-	177,126
NVCBD1	141,783	1,581,783	1,623,411	-	1,623,411	-	1,623,411	1,623,411	-	1,623,411
NVMIG1	15,195	170,413	183,703	-	183,703	8	183,695	183,695	-	183,695
NVMIVX	24,747	226,007	266,278	-	266,278	2	266,276	266,276	-	266,276
NVMLG1	36,909	381,207	329,966	38	330,004	-	330,004	330,004	-	330,004
NVMMG1	32,459	361,441	449,556	9	449,565	-	449,565	449,565	-	449,565
NVMMV2	25,041	229,403	195,070	-	195,070	18	195,052	195,052	-	195,052
NVNMO1	13,812	146,664	169,064	-	169,064	1	169,063	169,063	-	169,063
NVOLG1	357,392	6,288,392	6,733,261	-	6,733,261	38	6,733,223	6,731,521	1,702	6,733,223
NVRE1	117,042	831,051	849,723	20	849,743	-	849,743	849,743	-	849,743
SAM	2,662,139	2,662,139	2,662,139	-	2,662,139	4	2,662,135	2,661,949	186	2,662,135
SCF	107,014	2,081,478	2,139,216	41	2,139,257	-	2,139,257	2,138,767	490	2,139,257
SCGF	9,564	159,428	187,936	21	187,957	-	187,957	187,957	-	187,957
SCVF	51,912	559,355	455,272	17	455,289	-	455,289	454,932	357	455,289
TRF	117,738	1,862,770	2,770,380	-	2,770,380	6	2,770,374	2,770,374	-	2,770,374
AMCG	7,277	192,620	289,609	6	289,615	-	289,615	289,615	-	289,615
AMSRS	38,266	999,027	1,174,398	9	1,174,407	-	1,174,407	1,174,407	-	1,174,407
AMTB	76,069	806,307	812,417	7	812,424	-	812,424	811,208	1,216	812,424
TRHS2	4,856	202,332	281,448	22	281,470	-	281,470	281,470	-	281,470
VWBF	13,860	125,491	122,380	1	122,381	-	122,381	122,381	-	122,381
VWEM	52,881	734,597	893,159	-	893,159	13	893,146	893,146	-	893,146
VWHA	4,604	134,407	103,508	10	103,518	-	103,518	103,518	-	103,518
VWHAS	1,264	21,964	27,239	-	27,239	13	27,226	27,226	-	27,226
SVDF	3,147	107,479	153,377	-	153,377	-	153,377	153,377	-	153,377
SVOF	52,245	1,231,014	1,548,012	-	1,548,012	50	1,547,962	1,547,962	-	1,547,962

Total (unaudited)			$64,870,388	$411	$64,870,799	$508	$64,870,291	$64,862,085	$8,206	$64,870,291

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ACVB	ACVCA	ACVI	ACVIG	ACVIP2	ACVU1	DCAP
Reinvested dividends	$879,582	8,777	-	1,899	5,135	3,992	-	5,524
Mortality and expense risk charges (note 2)	(872,272)	(10,898)	(6,137)	(5,607)	(3,818)	(4,324)	(2,122)	(10,372)

Net investment income (loss)	7,310	(2,121)	(6,137)	(3,708)	1,317	(332)	(2,122)	(4,848)

Realized gain (loss) on investments	368,525	7,368	2,458	6,959	(69)	(5,040)	12,805	(17,112)
Change in unrealized gain (loss) on investments	3,789,423	47,731	102,156	79,925	14,606	26,438	44,982	107,734

Net gain (loss) on investments	4,157,948	55,099	104,614	86,884	14,537	21,398	57,787	90,622

Reinvested capital gains	2,837,027	26,060	45,631	5,729	12,751	-	11,642	56,829

Net increase (decrease) in contract owners’ equity resulting from operations	$7,002,285	79,038	144,108	88,905	28,605	21,066	67,307	142,603

Investment Activity:	DGI	DSIF	DSRG	DVSCS	FQB	FAMP	FEIP	FGP
Reinvested dividends	$1,774	93,683	1,824	2,880	9,803	22,369	46,563	1,815
Mortality and expense risk charges (note 2)	(3,339)	(88,804)	(2,485)	(3,490)	(5,193)	(22,518)	(38,293)	(34,802)

Net investment income (loss)	(1,565)	4,879	(661)	(610)	4,610	(149)	8,270	(32,987)

Realized gain (loss) on investments	2,119	474,713	(138)	(14,302)	(195)	(18,783)	(15,693)	172,073
Change in unrealized gain (loss) on investments	34,628	(7,875)	35,411	6,090	17,165	193,021	653	492,797

Net gain (loss) on investments	36,747	466,838	35,273	(8,212)	16,970	174,238	(15,040)	664,870

Reinvested capital gains	16,544	384,292	1,979	16,399	1,050	19,968	123,070	228,776

Net increase (decrease) in contract owners’ equity resulting from operations	$51,726	856,009	36,591	7,577	22,630	194,057	116,300	860,659

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FHIP	FIGBS	FOP	FVSS	OVAG	OVB	OVGI	OVGS
Reinvested dividends	$136,368	30,743	2,840	833	63	59,794	2,352	13,328
Mortality and expense risk charges (note 2)	(40,173)	(21,315)	(9,771)	(947)	(1,965)	(27,788)	(2,611)	(28,630)

Net investment income (loss)	96,195	9,428	(6,931)	(114)	(1,902)	32,006	(259)	(15,302)

Realized gain (loss) on investments	(11,724)	20,805	15,010	(12,614)	25,053	80,860	(1,293)	13,751
Change in unrealized gain (loss) on investments	(68,219)	78,449	78,017	4,681	8,802	33,710	5,326	407,289

Net gain (loss) on investments	(79,943)	99,254	93,027	(7,933)	33,855	114,570	4,033	421,040

Reinvested capital gains	-	546	3,175	4,464	13,051	-	15,490	69,445

Net increase (decrease) in contract owners’ equity resulting from operations	$16,252	109,228	89,271	(3,583)	45,004	146,576	19,264	475,183

Investment Activity:	OVMS	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE	EIF2
Reinvested dividends	$9,400	2,797	455	9	602	312	14,378	7,734
Mortality and expense risk charges (note 2)	(7,017)	(2,803)	(4,118)	(3,706)	(732)	(100)	(7,453)	(7,457)

Net investment income (loss)	2,383	(6)	(3,663)	(3,697)	(130)	212	6,925	277

Realized gain (loss) on investments	30,441	(1,461)	6,492	31,344	(1,301)	(3)	27,377	20,715
Change in unrealized gain (loss) on investments	17,325	(10,959)	62,833	52,021	5,564	78	(171,680)	(37,514)

Net gain (loss) on investments	47,766	(12,420)	69,325	83,365	4,263	75	(144,303)	(16,799)

Reinvested capital gains	10,446	11,671	20,858	24,692	-	-	14,274	22,913

Net increase (decrease) in contract owners’ equity resulting from operations	$60,595	(755)	86,520	104,360	4,133	287	(123,104)	6,391

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GBF	GEM	GIG	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC
Reinvested dividends	$15,578	5,292	13,487	421	1,407	68	112	146
Mortality and expense risk charges (note 2)	(10,700)	(3,941)	(16,925)	(2,791)	(15,190)	(8)	(721)	(2,009)

Net investment income (loss)	4,878	1,351	(3,438)	(2,370)	(13,783)	60	(609)	(1,863)

Realized gain (loss) on investments	1,840	613	5,640	635	(4,448)	-	(63)	328
Change in unrealized gain (loss) on investments	25,803	32,413	51,493	9,262	58,895	156	3,160	6,656

Net gain (loss) on investments	27,643	33,026	57,133	9,897	54,447	156	3,097	6,984

Reinvested capital gains	-	-	-	11,998	29,881	-	3,306	1,387

Net increase (decrease) in contract owners’ equity resulting from operations	$32,521	34,377	53,695	19,525	70,545	216	5,794	6,508

Investment Activity:	GVIDM	MCIF	MSBF	NVAMV1	NVAMVX	NVCBD1	NVMIG1	NVMIVX
Reinvested dividends	$1,808	23,164	61,646	9,123	2,101	42,214	1,395	-
Mortality and expense risk charges (note 2)	(19,277)	(29,224)	(27,570)	(8,148)	(709)	(24,167)	(1,897)	(748)

Net investment income (loss)	(17,469)	(6,060)	34,076	975	1,392	18,047	(502)	(748)

Realized gain (loss) on investments	(5,350)	(204,713)	(31,563)	(10,374)	94	10,891	966	82
Change in unrealized gain (loss) on investments	64,825	272,747	18,804	(15,901)	25,375	56,013	11,419	40,271

Net gain (loss) on investments	59,475	68,034	(12,759)	(26,275)	25,469	66,904	12,385	40,353

Reinvested capital gains	74,627	97,755	-	13,994	-	3,630	43,562	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,633	159,729	21,317	(11,306)	26,861	88,581	55,445	39,605

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVOLG1	NVRE1	SAM	SCF
Reinvested dividends	$-	-	3,453	636	81,486	12,667	5,091	343
Mortality and expense risk charges (note 2)	(4,131)	(4,986)	(2,318)	(2,077)	(88,994)	(12,564)	(35,469)	(25,540)

Net investment income (loss)	(4,131)	(4,986)	1,135	(1,441)	(7,508)	103	(30,378)	(25,197)

Realized gain (loss) on investments	(10,549)	(13,056)	(5,288)	54	(170,723)	(48,995)	-	(98,940)
Change in unrealized gain (loss) on investments	(50,611)	136,459	4,552	9,376	555,979	(39,901)	-	399,448

Net gain (loss) on investments	(61,160)	123,403	(736)	9,430	385,256	(88,896)	-	300,508

Reinvested capital gains	140,028	47,113	-	12,439	629,000	3,944	-	72,488

Net increase (decrease) in contract owners’ equity resulting from operations	$74,737	165,530	399	20,428	1,006,748	(84,849)	(30,378)	347,799

Investment Activity:	SCGF	SCVF	TRF	AMCG	AMSRS	AMTB	TRHS2	VWBF
Reinvested dividends	$-	286	29,449	-	6,210	19,517	-	8,555
Mortality and expense risk charges (note 2)	(2,093)	(5,619)	(39,317)	(4,024)	(15,102)	(12,042)	(3,444)	(1,751)

Net investment income (loss)	(2,093)	(5,333)	(9,868)	(4,024)	(8,892)	7,475	(3,444)	6,804

Realized gain (loss) on investments	(1,741)	(74,002)	205,513	40,543	1,970	(1,945)	11,031	(10,041)
Change in unrealized gain (loss) on investments	35,587	82,913	(179,081)	43,052	140,442	8,545	38,542	9,852

Net gain (loss) on investments	33,846	8,911	26,432	83,595	142,412	6,600	49,573	(189)

Reinvested capital gains	19,336	2,032	189,623	11,766	42,656	-	15,795	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,089	5,610	206,187	91,337	176,176	14,075	61,924	6,615

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VWEM	VWHA	VWHAS	SVDF	SVOF	GVDIVI	NVMLV1
Reinvested dividends	$15,398	774	166	-	6,214	21,095	2,234
Mortality and expense risk charges (note 2)	(11,428)	(1,210)	(324)	(2,843)	(20,195)	(2,567)	(1,421)

Net investment income (loss)	3,970	(436)	(158)	(2,843)	(13,981)	18,528	813

Realized gain (loss) on investments	11,276	(6,953)	(841)	58,053	97,506	(119,128)	(110,412)
Change in unrealized gain (loss) on investments	70,670	22,128	5,169	23,422	52,485	63,964	33,855

Net gain (loss) on investments	81,946	15,175	4,328	81,475	149,991	(55,164)	(76,557)

Reinvested capital gains	23,128	-	-	18,768	107,434	-	59,592

Net increase (decrease) in contract owners’ equity resulting from operations	$109,044	14,739	4,170	97,400	243,444	(36,636)	(16,152)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ACVB		ACVCA		ACVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,310	332,456	(2,121)	778	(6,137)	(7,337)	(3,708)	(2,171)
Realized gain (loss) on investments	368,525	1,575,450	7,368	2,428	2,458	(3,331)	6,959	6,003
Change in unrealized gain (loss) on investments	3,789,423	5,331,514	47,731	98,730	102,156	64,595	79,925	63,362
Reinvested capital gains	2,837,027	4,962,860	26,060	16,977	45,631	84,524	5,729	19,810

Net increase (decrease) in contract owners’ equity resulting from operations	7,002,285	12,202,280	79,038	118,913	144,108	138,451	88,905	87,004

Equity transactions:
Purchase payments received from contract owners (note 4)	348,384	562,952	-	-	466	-	3	-
Transfers between funds	-	-	(20,483)	77,431	(56,551)	(794)	(4,363)	(1,466)
Redemptions (notes 2, 3, and 4)	(6,971,945)	(6,841,002)	(56,525)	(65,873)	(113,969)	(53,779)	(44,009)	(26,234)
Adjustments to maintain reserves	165	60	3	(1)	(9)	1	(12)	13

Net equity transactions	(6,623,396)	(6,277,990)	(77,005)	11,557	(170,063)	(54,572)	(48,381)	(27,687)

Net change in contract owners’ equity	378,889	5,924,290	2,033	130,470	(25,955)	83,879	40,524	59,317
Contract owners’ equity at beginning of period	64,491,402	58,567,112	760,966	630,496	509,368	425,489	395,272	335,955

Contract owners’ equity at end of period	$64,870,291	64,491,402	762,999	760,966	483,413	509,368	435,796	395,272

CHANGE IN UNITS:
Beginning units	2,334,601	2,559,869	23,121	22,627	11,932	13,317	13,651	14,685
Units purchased	231,429	363,178	438	2,631	10	-	103	76
Units redeemed	(409,478)	(588,446)	(2,654)	(2,137)	(3,875)	(1,385)	(1,621)	(1,110)

Ending units	2,156,552	2,334,601	20,905	23,121	8,067	11,932	12,133	13,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIG		ACVIP2		ACVU1		DCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,317	1,620	(332)	2,950	(2,122)	(1,614)	(4,848)	(2,182)
Realized gain (loss) on investments	(69)	13,230	(5,040)	(13,341)	12,805	5,340	(17,112)	(11,454)
Change in unrealized gain (loss) on investments	14,606	17,724	26,438	36,431	44,982	12,435	107,734	140,863
Reinvested capital gains	12,751	27,138	-	-	11,642	13,474	56,829	79,510

Net increase (decrease) in contract owners’ equity resulting from operations	28,605	59,712	21,066	26,040	67,307	29,635	142,603	206,737

Equity transactions:
Purchase payments received from contract owners (note 4)	5	-	59	-	-	-	272	-
Transfers between funds	17,705	(46,065)	32,109	(23,666)	(6,349)	(4,945)	(41,212)	(74,127)
Redemptions (notes 2, 3, and 4)	(11,162)	(66,292)	(78,152)	(40,518)	(1,832)	(3,060)	(41,064)	(37,025)
Adjustments to maintain reserves	21	(20)	(30)	46	(18)	(28)	(49)	24

Net equity transactions	6,569	(112,377)	(46,014)	(64,138)	(8,199)	(8,033)	(82,053)	(111,128)

Net change in contract owners’ equity	35,174	(52,665)	(24,948)	(38,098)	59,108	21,602	60,550	95,609
Contract owners’ equity at beginning of period	275,691	328,356	344,810	382,908	113,824	92,222	752,041	656,432

Contract owners’ equity at end of period	$310,865	275,691	319,862	344,810	172,932	113,824	812,591	752,041

CHANGE IN UNITS:
Beginning units	10,459	15,215	24,604	29,331	3,513	3,774	21,157	24,769
Units purchased	691	26	5,093	238	1,375	762	8	139
Units redeemed	(448)	(4,782)	(8,561)	(4,965)	(1,273)	(1,023)	(2,410)	(3,751)

Ending units	10,702	10,459	21,136	24,604	3,615	3,513	18,755	21,157

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DGI		DSIF		DSRG		DVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,565)	(823)	4,879	15,537	(661)	80	(610)	(1,796)
Realized gain (loss) on investments	2,119	2,465	474,713	513,519	(138)	(2,833)	(14,302)	12,379
Change in unrealized gain (loss) on investments	34,628	24,749	(7,875)	758,466	35,411	40,677	6,090	19,915
Reinvested capital gains	16,544	22,841	384,292	315,706	1,979	5,243	16,399	29,597

Net increase (decrease) in contract owners’ equity resulting from operations	51,726	49,232	856,009	1,603,228	36,591	43,167	7,577	60,095

Equity transactions:
Purchase payments received from contract owners (note 4)	15	9,589	6,893	203,950	-	-	-	-
Transfers between funds	(1,259)	840	(434,319)	305,893	(96)	(6,465)	(6,249)	(3,979)
Redemptions (notes 2, 3, and 4)	(4,432)	(13,850)	(806,868)	(938,780)	(11)	(16,813)	(62,362)	(56,894)
Adjustments to maintain reserves	12	8	(59)	92	24	(9)	15	(20)

Net equity transactions	(5,664)	(3,413)	(1,234,353)	(428,845)	(83)	(23,287)	(68,596)	(60,893)

Net change in contract owners’ equity	46,062	45,819	(378,344)	1,174,383	36,508	19,880	(61,019)	(798)
Contract owners’ equity at beginning of period	228,204	182,385	6,944,065	5,769,682	163,809	143,929	313,628	314,426

Contract owners’ equity at end of period	$274,266	228,204	6,565,721	6,944,065	200,317	163,809	252,609	313,628

CHANGE IN UNITS:
Beginning units	6,882	6,999	131,258	140,995	4,241	4,934	8,994	10,860
Units purchased	92	364	296	14,248	-	1	134	1,247
Units redeemed	(240)	(481)	(24,841)	(23,985)	(2)	(694)	(2,484)	(3,113)

Ending units	6,734	6,882	106,713	131,258	4,239	4,241	6,644	8,994

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FAMP		FEIP		FGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,610	6,198	(149)	4,646	8,270	15,545	(32,987)	(29,621)
Realized gain (loss) on investments	(195)	(4,557)	(18,783)	(41,423)	(15,693)	(6,860)	172,073	559,415
Change in unrealized gain (loss) on investments	17,165	27,897	193,021	212,186	653	455,230	492,797	8,767
Reinvested capital gains	1,050	15	19,968	69,849	123,070	183,704	228,776	174,109

Net increase (decrease) in contract owners’ equity resulting from operations	22,630	29,553	194,057	245,258	116,300	647,619	860,659	712,670

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	131,800	50	14,107	5	-
Transfers between funds	-	3,000	(20,243)	-	(28,807)	(10,981)	7,704	(116,645)
Redemptions (notes 2, 3, and 4)	(26,800)	(89,146)	(181,664)	(329,602)	(310,610)	(258,621)	(352,401)	(915,254)
Adjustments to maintain reserves	27	(6)	51	(12)	(17)	13	5	27

Net equity transactions	(26,773)	(86,152)	(201,856)	(197,814)	(339,384)	(255,482)	(344,687)	(1,031,872)

Net change in contract owners’ equity	(4,143)	(56,599)	(7,799)	47,444	(223,084)	392,137	515,972	(319,202)
Contract owners’ equity at beginning of period	360,446	417,045	1,625,895	1,578,451	3,040,045	2,647,908	2,234,960	2,554,162

Contract owners’ equity at end of period	$356,303	360,446	1,618,096	1,625,895	2,816,961	3,040,045	2,750,932	2,234,960

CHANGE IN UNITS:
Beginning units	21,474	26,798	53,273	60,270	74,837	81,868	41,175	62,287
Units purchased	-	180	-	4,734	331	412	1,365	61
Units redeemed	(1,553)	(5,504)	(6,441)	(11,731)	(9,218)	(7,443)	(6,801)	(21,173)

Ending units	19,921	21,474	46,832	53,273	65,950	74,837	35,739	41,175

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FHIP		FIGBS		FOP		FVSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$96,195	105,709	9,428	16,152	(6,931)	1,984	(114)	110
Realized gain (loss) on investments	(11,724)	153,913	20,805	4,815	15,010	20,012	(12,614)	(993)
Change in unrealized gain (loss) on investments	(68,219)	254,224	78,449	101,417	78,017	115,644	4,681	16,158
Reinvested capital gains	-	-	546	-	3,175	25,903	4,464	7,078

Net increase (decrease) in contract owners’ equity resulting from operations	16,252	513,846	109,228	122,384	89,271	163,543	(3,583)	22,353

Equity transactions:
Purchase payments received from contract owners (note 4)	1,306	4,773	-	-	10	-	128	-
Transfers between funds	(92,373)	(877,263)	181,320	(146,584)	2,407	(3,219)	25,158	8,334
Redemptions (notes 2, 3, and 4)	(148,828)	(186,651)	(283,618)	(165,675)	(112,671)	(64,236)	(35,989)	(3,620)
Adjustments to maintain reserves	34	(23)	(15)	(11)	26	14	(1)	8

Net equity transactions	(239,861)	(1,059,164)	(102,313)	(312,270)	(110,228)	(67,441)	(10,704)	4,722

Net change in contract owners’ equity	(223,609)	(545,318)	6,915	(189,886)	(20,957)	96,102	(14,287)	27,075
Contract owners’ equity at beginning of period	3,018,710	3,564,028	1,452,697	1,642,583	746,013	649,911	93,805	66,730

Contract owners’ equity at end of period	$2,795,101	3,018,710	1,459,612	1,452,697	725,056	746,013	79,518	93,805

CHANGE IN UNITS:
Beginning units	132,527	177,491	93,888	114,644	28,988	31,798	3,246	3,056
Units purchased	778	37,173	12,147	3,494	216	825	1,092	326
Units redeemed	(12,118)	(82,137)	(18,420)	(24,250)	(4,478)	(3,635)	(1,757)	(136)

Ending units	121,187	132,527	87,615	93,888	24,726	28,988	2,581	3,246

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVAG		OVB		OVGI		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,902)	(3,748)	32,006	34,678	(259)	(795)	(15,302)	(11,226)
Realized gain (loss) on investments	25,053	(17)	80,860	5,509	(1,293)	406	13,751	1,062
Change in unrealized gain (loss) on investments	8,802	43,249	33,710	98,135	5,326	19,400	407,289	239,521
Reinvested capital gains	13,051	34,586	-	-	15,490	30,112	69,445	274,923

Net increase (decrease) in contract owners’ equity resulting from operations	45,004	74,070	146,576	138,322	19,264	49,123	475,183	504,280

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	3,303	-	-	-	-	10,622
Transfers between funds	(50,899)	41,890	87,119	11,767	-	-	(14,236)	(42,341)
Redemptions (notes 2, 3, and 4)	(189,874)	(6,862)	(105,909)	(69,714)	(49,538)	(11,954)	(211,777)	(204,087)
Adjustments to maintain reserves	20	(13)	14	(2)	(4)	(8)	72	(54)

Net equity transactions	(240,753)	35,015	(15,473)	(57,949)	(49,542)	(11,962)	(225,941)	(235,860)

Net change in contract owners’ equity	(195,749)	109,085	131,103	80,373	(30,278)	37,161	249,242	268,420
Contract owners’ equity at beginning of period	293,517	184,432	1,805,180	1,724,807	206,887	169,726	2,076,305	1,807,885

Contract owners’ equity at end of period	$97,768	293,517	1,936,283	1,805,180	176,609	206,887	2,325,547	2,076,305

CHANGE IN UNITS:
Beginning units	20,314	17,530	119,772	123,524	9,225	9,851	29,167	32,983
Units purchased	227	3,311	8,693	4,565	-	-	546	330
Units redeemed	(15,661)	(527)	(9,642)	(8,317)	(2,212)	(626)	(3,742)	(4,146)

Ending units	4,880	20,314	118,823	119,772	7,013	9,225	25,971	29,167

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVMS		JPMMV1		JACAS		JAGTS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,383	3,993	(6)	307	(3,663)	(3,688)	(3,697)	(1,814)
Realized gain (loss) on investments	30,441	21,964	(1,461)	1,184	6,492	1,079	31,344	2,578
Change in unrealized gain (loss) on investments	17,325	38,437	(10,959)	30,713	62,833	54,393	52,021	46,886
Reinvested capital gains	10,446	8,032	11,671	14,414	20,858	21,869	24,692	11,551

Net increase (decrease) in contract owners’ equity resulting from operations	60,595	72,426	(755)	46,618	86,520	73,653	104,360	59,201

Equity transactions:
Purchase payments received from contract owners (note 4)	8	-	-	-	897	-	-	-
Transfers between funds	(17,258)	(36,125)	3,292	(9,677)	(37,251)	10,291	11,589	25,298
Redemptions (notes 2, 3, and 4)	(50,792)	(14,118)	(5,074)	(5,063)	(7,540)	(6,141)	(29,015)	(3,764)
Adjustments to maintain reserves	3	(14)	2	5	3	22	3	(15)

Net equity transactions	(68,039)	(50,257)	(1,780)	(14,735)	(43,891)	4,172	(17,423)	21,519

Net change in contract owners’ equity	(7,444)	22,169	(2,535)	31,883	42,629	77,825	86,937	80,720
Contract owners’ equity at beginning of period	485,968	463,799	221,429	189,546	285,949	208,124	217,528	136,808

Contract owners’ equity at end of period	$478,524	485,968	218,894	221,429	328,578	285,949	304,465	217,528

CHANGE IN UNITS:
Beginning units	19,558	21,617	6,675	7,138	10,496	10,305	12,051	10,816
Units purchased	32	211	196	11	30	456	1,930	1,472
Units redeemed	(2,576)	(2,270)	(200)	(474)	(1,723)	(265)	(2,626)	(237)

Ending units	17,014	19,558	6,671	6,675	8,803	10,496	11,355	12,051

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAIGS		MSEM		MSVRE		EIF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(130)	237	212	267	6,925	2,868	277	959
Realized gain (loss) on investments	(1,301)	(1,309)	(3)	1	27,377	31,561	20,715	17,112
Change in unrealized gain (loss) on investments	5,564	13,518	78	530	(171,680)	43,136	(37,514)	80,905
Reinvested capital gains	-	-	-	-	14,274	24,925	22,913	21,632

Net increase (decrease) in contract owners’ equity resulting from operations	4,133	12,446	287	798	(123,104)	102,490	6,391	120,608

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	13	-	-	-
Transfers between funds	(12,558)	6,351	-	-	(5,901)	(8,406)	(16,706)	127
Redemptions (notes 2, 3, and 4)	(717)	(3,753)	-	-	(33,223)	(28,263)	(21,617)	(22,513)
Adjustments to maintain reserves	11	(10)	(2)	(3)	(57)	42	30	(18)

Net equity transactions	(13,264)	2,588	(2)	(3)	(39,168)	(36,627)	(38,293)	(22,404)

Net change in contract owners’ equity	(9,131)	15,034	285	795	(162,272)	65,863	(31,902)	98,204
Contract owners’ equity at beginning of period	65,398	50,364	7,104	6,309	668,357	602,494	588,790	490,586

Contract owners’ equity at end of period	$56,267	65,398	7,389	7,104	506,085	668,357	556,888	588,790

CHANGE IN UNITS:
Beginning units	4,953	4,763	235	235	9,075	9,590	23,180	24,174
Units purchased	-	505	-	-	40	2	86	19
Units redeemed	(1,226)	(315)	-	-	(728)	(517)	(1,741)	(1,013)

Ending units	3,727	4,953	235	235	8,387	9,075	21,525	23,180

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF		GEM		GIG		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,878	5,546	1,351	2,435	(3,438)	11,288	(2,370)	648
Realized gain (loss) on investments	1,840	(930)	613	(246)	5,640	49,811	635	10,675
Change in unrealized gain (loss) on investments	25,803	32,317	32,413	52,538	51,493	155,415	9,262	9,903
Reinvested capital gains	-	-	-	-	-	84,268	11,998	21,415

Net increase (decrease) in contract owners’ equity resulting from operations	32,521	36,933	34,377	54,727	53,695	300,782	19,525	42,641

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,512	-	-	-
Transfers between funds	31,036	3,036	1,274	(13,940)	(49,452)	(800,473)	-	-
Redemptions (notes 2, 3, and 4)	(43,399)	(119,972)	(5,339)	(29,963)	(90,575)	(90,287)	(10,668)	(71,140)
Adjustments to maintain reserves	(18)	20	2	16	2	(3)	1	2

Net equity transactions	(12,381)	(116,916)	(4,063)	(43,887)	(138,513)	(890,763)	(10,667)	(71,138)

Net change in contract owners’ equity	20,140	(79,983)	30,314	10,840	(84,818)	(589,981)	8,858	(28,497)
Contract owners’ equity at beginning of period	717,541	797,524	298,612	287,772	1,372,034	1,962,015	206,366	234,863

Contract owners’ equity at end of period	$737,681	717,541	328,926	298,612	1,287,216	1,372,034	215,224	206,366

CHANGE IN UNITS:
Beginning units	37,479	43,628	11,882	13,875	86,462	145,147	8,586	11,732
Units purchased	2,400	406	554	83	105	-	-	-
Units redeemed	(3,022)	(6,555)	(714)	(2,076)	(10,317)	(58,685)	(497)	(3,146)

Ending units	36,857	37,479	11,722	11,882	76,250	86,462	8,089	8,586

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX1		GVIDA		GVIDC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(13,783)	8,842	60	-	(609)	290	(1,863)	1,223
Realized gain (loss) on investments	(4,448)	(730)	-	-	(63)	(187)	328	(4,650)
Change in unrealized gain (loss) on investments	58,895	32,631	156	-	3,160	5,109	6,656	8,612
Reinvested capital gains	29,881	53,588	-	-	3,306	4,412	1,387	6,214

Net increase (decrease) in contract owners’ equity resulting from operations	70,545	94,331	216	-	5,794	9,624	6,508	11,399

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(26,260)	591,682	4,147	-	-	-	(40,144)	135,945
Redemptions (notes 2, 3, and 4)	(22,634)	(19,258)	-	-	(1,780)	(1,461)	(1,994)	(170,069)
Adjustments to maintain reserves	(5)	11	(7)	-	(21)	17	(12)	(1)

Net equity transactions	(48,899)	572,435	4,140	-	(1,801)	(1,444)	(42,150)	(34,125)

Net change in contract owners’ equity	21,646	666,766	4,356	-	3,993	8,180	(35,642)	(22,726)
Contract owners’ equity at beginning of period	1,073,884	407,118	-	-	53,501	45,321	146,137	168,863

Contract owners’ equity at end of period	$1,095,530	1,073,884	4,356	-	57,494	53,501	110,495	146,137

CHANGE IN UNITS:
Beginning units	58,285	24,712	-	-	2,094	2,163	9,518	11,872
Units purchased	136	34,713	328	-	-	-	-	11,115
Units redeemed	(2,840)	(1,140)	-	-	(70)	(69)	(2,674)	(13,469)

Ending units	55,581	58,285	328	-	2,024	2,094	6,844	9,518

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDM		MCIF		MSBF		NVAMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(17,469)	9,491	(6,060)	(1,828)	34,076	68,520	975	7,485
Realized gain (loss) on investments	(5,350)	(5,093)	(204,713)	(35,471)	(31,563)	(2,917)	(10,374)	(11,278)
Change in unrealized gain (loss) on investments	64,825	70,126	272,747	146,043	18,804	80,188	(15,901)	83,809
Reinvested capital gains	74,627	116,226	97,755	361,760	-	-	13,994	72,108

Net increase (decrease) in contract owners’ equity resulting from operations	116,633	190,750	159,729	470,504	21,317	145,791	(11,306)	152,124

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,580	-	3,424	-	36	-
Transfers between funds	15,263	41,808	(40,875)	114,827	(43,430)	272,351	(468)	(97,819)
Redemptions (notes 2, 3, and 4)	(30,334)	(85,718)	(321,939)	(107,288)	(295,830)	(129,609)	(62,421)	(37,097)
Adjustments to maintain reserves	(14)	8	(24)	27	(5)	(2)	(13)	(13)

Net equity transactions	(15,085)	(43,902)	(361,258)	7,566	(335,841)	142,740	(62,866)	(134,929)

Net change in contract owners’ equity	101,548	146,848	(201,529)	478,070	(314,524)	288,531	(74,172)	17,195
Contract owners’ equity at beginning of period	1,356,087	1,209,239	2,480,511	2,002,441	2,214,699	1,926,168	686,806	669,611

Contract owners’ equity at end of period	$1,457,635	1,356,087	2,278,982	2,480,511	1,900,175	2,214,699	612,634	686,806

CHANGE IN UNITS:
Beginning units	64,049	66,274	65,918	65,894	113,615	106,309	22,662	27,644
Units purchased	705	2,072	1,199	5,347	3,118	19,010	94	65
Units redeemed	(1,444)	(4,297)	(12,789)	(5,323)	(21,678)	(11,704)	(2,546)	(5,047)

Ending units	63,310	64,049	54,328	65,918	95,055	113,615	20,210	22,662

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMVX		NVCBD1		NVMIG1		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,392	-	18,047	34,510	(502)	(352)	(748)	-
Realized gain (loss) on investments	94	-	10,891	1,628	966	(2,346)	82	-
Change in unrealized gain (loss) on investments	25,375	-	56,013	11,713	11,419	27,079	40,271	-
Reinvested capital gains	-	-	3,630	-	43,562	6,985	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,861	-	88,581	47,851	55,445	31,366	39,605	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	—	3,030	-	13	-	-	-
Transfers between funds	151,176	-	13,407	1,134,491	28,141	(31,467)	226,989	-
Redemptions (notes 2, 3, and 4)	(918)	-	(154,478)	(155,483)	(9,043)	(10,628)	(327)	-
Adjustments to maintain reserves	7	-	17	(22)	(18)	11	9	-

Net equity transactions	150,265	-	(138,024)	978,986	19,093	(42,084)	226,671	-

Net change in contract owners’ equity	177,126	-	(49,443)	1,026,837	74,538	(10,718)	266,276	-
Contract owners’ equity at beginning of period	-	-	1,672,854	646,017	109,157	119,875	-	-

Contract owners’ equity at end of period	$177,126	-	1,623,411	1,672,854	183,695	109,157	266,276	-

CHANGE IN UNITS:
Beginning units	-	-	123,393	51,159	8,886	12,805	-	-
Units purchased	15,094	-	1,887	85,968	2,208	288	22,699	-
Units redeemed	(88)	-	(11,735)	(13,734)	(1,048)	(4,207)	(30)	-

Ending units	15,006	-	113,545	123,393	10,046	8,886	22,669	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMLG1		NVMMG1		NVMMV2		NVNMO1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,131)	6,339	(4,986)	(4,842)	1,135	928	(1,441)	(1,043)
Realized gain (loss) on investments	(10,549)	(843)	(13,056)	(2,865)	(5,288)	(11,079)	54	67
Change in unrealized gain (loss) on investments	(50,611)	26,748	136,459	16,265	4,552	17,224	9,376	20,103
Reinvested capital gains	140,028	34,237	47,113	85,433	-	31,353	12,439	10,742

Net increase (decrease) in contract owners’ equity resulting from operations	74,737	66,481	165,530	93,991	399	38,426	20,428	29,869

Equity transactions:
Purchase payments received from contract owners (note 4)	-	7	-	-	-	-	-	-
Transfers between funds	7,184	(14,810)	(48,679)	(1,471)	30,299	(27,852)	6,838	-
Redemptions (notes 2, 3, and 4)	(22,313)	(29,436)	(21,770)	(9,337)	(8,279)	(32,219)	(1,119)	(1,240)
Adjustments to maintain reserves	36	15	15	(8)	(4)	5	(8)	(2)

Net equity transactions	(15,093)	(44,224)	(70,434)	(10,816)	22,016	(60,066)	5,711	(1,242)

Net change in contract owners’ equity	59,644	22,257	95,096	83,175	22,415	(21,640)	26,139	28,627
Contract owners’ equity at beginning of period	270,360	248,103	354,469	271,294	172,637	194,277	142,924	114,297

Contract owners’ equity at end of period	$330,004	270,360	449,565	354,469	195,052	172,637	169,063	142,924

CHANGE IN UNITS:
Beginning units	7,364	8,693	9,532	9,868	5,146	7,069	3,961	3,998
Units purchased	246	243	105	592	1,091	-	329	1
Units redeemed	(600)	(1,572)	(2,013)	(928)	(269)	(1,923)	(103)	(38)

Ending units	7,010	7,364	7,624	9,532	5,968	5,146	4,187	3,961

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVRE1		SAM		SCF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(7,508)	13,632	103	3,692	(30,378)	7,102	(25,197)	(27,715)
Realized gain (loss) on investments	(170,723)	140,036	(48,995)	(11,729)	-	-	(98,940)	(69,181)
Change in unrealized gain (loss) on investments	555,979	98,255	(39,901)	212,861	-	-	399,448	282,969
Reinvested capital gains	629,000	1,492,152	3,944	-	-	-	72,488	222,770

Net increase (decrease) in contract owners’ equity resulting from operations	1,006,748	1,744,075	(84,849)	204,824	(30,378)	7,102	347,799	408,843

Equity transactions:
Purchase payments received from contract owners (note 4)	17,090	52,858	1,416	-	296,718	129,184	1,056	6,048
Transfers between funds	(31,861)	(87,650)	(47,607)	152,803	905,378	(593,713)	(27,787)	(74,387)
Redemptions (notes 2, 3, and 4)	(531,358)	(554,291)	(66,774)	(30,285)	(596,931)	(479,997)	(200,018)	(89,540)
Adjustments to maintain reserves	(57)	29	30	-	(14)	3	13	25

Net equity transactions	(546,186)	(589,054)	(112,935)	122,518	605,151	(944,523)	(226,736)	(157,854)

Net change in contract owners’ equity	460,562	1,155,021	(197,784)	327,342	574,773	(937,421)	121,063	250,989
Contract owners’ equity at beginning of period	6,272,661	5,117,640	1,047,527	720,185	2,087,362	3,024,783	2,018,194	1,767,205

Contract owners’ equity at end of period	$6,733,223	6,272,661	849,743	1,047,527	2,662,135	2,087,362	2,139,257	2,018,194

CHANGE IN UNITS:
Beginning units	158,633	175,524	28,505	25,243	181,381	263,648	30,866	33,467
Units purchased	808	1,453	501	4,499	126,023	34,287	304	442
Units redeemed	(14,118)	(18,344)	(4,208)	(1,237)	(73,238)	(116,554)	(4,111)	(3,043)

Ending units	145,323	158,633	24,798	28,505	234,166	181,381	27,059	30,866

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCGF		SCVF		TRF		AMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,093)	(2,269)	(5,333)	(2,255)	(9,868)	(6,306)	(4,024)	(4,541)
Realized gain (loss) on investments	(1,741)	(10,135)	(74,002)	(32,191)	205,513	177,157	40,543	6,544
Change in unrealized gain (loss) on investments	35,587	15,450	82,913	(34,343)	(179,081)	354,114	43,052	51,499
Reinvested capital gains	19,336	40,756	2,032	147,971	189,623	107,057	11,766	21,740

Net increase (decrease) in contract owners’ equity resulting from operations	51,089	43,802	5,610	79,182	206,187	632,022	91,337	75,242

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	30	-	1,828	-	-	-
Transfers between funds	14,236	(44,534)	2,951	(19,836)	(148,361)	344,243	(50,967)	22,995
Redemptions (notes 2, 3, and 4)	(16,511)	(9,337)	(36,814)	(59,643)	(284,738)	(279,638)	(79,789)	(9,179)
Adjustments to maintain reserves	31	(5)	-	7	27	(14)	19	(10)

Net equity transactions	(2,244)	(53,876)	(33,833)	(79,472)	(431,244)	64,591	(130,737)	13,806

Net change in contract owners’ equity	48,845	(10,074)	(28,223)	(290)	(225,057)	696,613	(39,400)	89,048
Contract owners’ equity at beginning of period	139,112	149,186	483,512	483,802	2,995,431	2,298,818	329,015	239,967

Contract owners’ equity at end of period	$187,957	139,112	455,289	483,512	2,770,374	2,995,431	289,615	329,015

CHANGE IN UNITS:
Beginning units	8,441	12,107	11,791	13,837	67,575	66,086	22,403	21,376
Units purchased	964	230	723	13	64	10,161	1,724	3,174
Units redeemed	(1,192)	(3,896)	(1,800)	(2,059)	(10,172)	(8,672)	(9,832)	(2,147)

Ending units	8,213	8,441	10,714	11,791	57,467	67,575	14,295	22,403

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMSRS		AMTB		TRHS2		VWBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,892)	(6,158)	7,475	3,620	(3,444)	(3,485)	6,804	(1,481)
Realized gain (loss) on investments	1,970	11,699	(1,945)	(6,448)	11,031	3,495	(10,041)	(1,406)
Change in unrealized gain (loss) on investments	140,442	28,939	8,545	16,964	38,542	43,516	9,852	16,416
Reinvested capital gains	42,656	57,045	-	-	15,795	9,335	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	176,176	91,525	14,075	14,136	61,924	52,861	6,615	13,529

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	69	14	738	-	-	-
Transfers between funds	(15,156)	995,663	90,727	268,872	10,487	(46,246)	9	(10)
Redemptions (notes 2, 3, and 4)	(91,072)	(26,004)	(167,501)	(184,148)	(4,807)	(21,685)	(19,888)	(1,720)
Adjustments to maintain reserves	21	(1)	(24)	34	16	13	25	(21)

Net equity transactions	(106,207)	969,658	(76,729)	84,772	6,434	(67,918)	(19,854)	(1,751)

Net change in contract owners’ equity	69,969	1,061,183	(62,654)	98,908	68,358	(15,057)	(13,239)	11,778
Contract owners’ equity at beginning of period	1,104,438	43,255	875,078	776,170	213,112	228,169	135,620	123,842

Contract owners’ equity at end of period	$1,174,407	1,104,438	812,424	875,078	281,470	213,112	122,381	135,620

CHANGE IN UNITS:
Beginning units	37,993	1,846	64,406	58,356	4,871	6,611	7,513	7,613
Units purchased	75	37,355	6,890	27,632	782	25	1	-
Units redeemed	(3,781)	(1,208)	(12,650)	(21,582)	(603)	(1,765)	(1,199)	(100)

Ending units	34,287	37,993	58,646	64,406	5,050	4,871	6,315	7,513

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWEM		VWHA		VWHAS		SVDF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,970	(10,075)	(436)	(1,426)	(158)	(440)	(2,843)	(3,376)
Realized gain (loss) on investments	11,276	44,664	(6,953)	(7,484)	(841)	(5,509)	58,053	2,481
Change in unrealized gain (loss) on investments	70,670	193,194	22,128	18,579	5,169	8,556	23,422	46,450
Reinvested capital gains	23,128	23,999	-	-	-	-	18,768	23,443

Net increase (decrease) in contract owners’ equity resulting from operations	109,044	251,782	14,739	9,669	4,170	2,607	97,400	68,998

Equity transactions:
Purchase payments received from contract owners (note 4)	748	-	-	-	-	-	-	-
Transfers between funds	(33,711)	(243,948)	-	-	(1,562)	1,556	(74,266)	(20,603)
Redemptions (notes 2, 3, and 4)	(66,462)	(51,102)	(8,791)	(9,985)	(915)	(1,577)	(102,769)	(7,475)
Adjustments to maintain reserves	12	(26)	17	(4)	(9)	(1)	18	(23)

Net equity transactions	(99,413)	(295,076)	(8,774)	(9,989)	(2,486)	(22)	(177,017)	(28,101)

Net change in contract owners’ equity	9,631	(43,294)	5,965	(320)	1,684	2,585	(79,617)	40,897
Contract owners’ equity at beginning of period	883,515	926,809	97,553	97,873	25,542	22,957	232,994	192,097

Contract owners’ equity at end of period	$893,146	883,515	103,518	97,553	27,226	25,542	153,377	232,994

CHANGE IN UNITS:
Beginning units	29,001	39,154	5,364	5,933	4,433	4,380	3,504	3,958
Units purchased	30	677	-	-	213	3,277	730	296
Units redeemed	(3,659)	(10,830)	(515)	(569)	(611)	(3,224)	(2,795)	(750)

Ending units	25,372	29,001	4,849	5,364	4,035	4,433	1,439	3,504

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVOF		GVDIVI		NVMLV1		AMGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(13,981)	(17,405)	18,528	52,528	813	28,246	-	(109)
Realized gain (loss) on investments	97,506	87,915	(119,128)	(8,103)	(110,412)	(3,550)	-	(27,738)
Change in unrealized gain (loss) on investments	52,485	138,610	63,964	(19,321)	33,855	(5,883)	-	11,762
Reinvested capital gains	107,434	165,857	-	10,333	59,592	11,223	-	32,222

Net increase (decrease) in contract owners’ equity resulting from operations	243,444	374,977	(36,636)	35,437	(16,152)	30,036	-	16,137

Equity transactions:
Purchase payments received from contract owners (note 4)	5,663	-	-	-	-	-	-	-
Transfers between funds	(21,901)	(11,850)	(210,052)	(25,955)	(128,293)	(890)	-	(99,806)
Redemptions (notes 2, 3, and 4)	(200,317)	(185,588)	(8,732)	(15,497)	(4,555)	(12,592)	-	(953)
Adjustments to maintain reserves	(12)	(31)	5	(8)	4	(7)	-	(14)

Net equity transactions	(216,567)	(197,469)	(218,779)	(41,460)	(132,844)	(13,489)	-	(100,773)

Net change in contract owners’ equity	26,877	177,508	(255,415)	(6,023)	(148,996)	16,547	-	(84,636)
Contract owners’ equity at beginning of period	1,521,085	1,343,577	255,415	261,438	148,996	132,449	-	84,636

Contract owners’ equity at end of period	$1,547,962	1,521,085	-	255,415	-	148,996	-	-

CHANGE IN UNITS:
Beginning units	22,583	25,844	25,718	30,235	6,867	7,544	-	3,753
Units purchased	81	158	2,132	643	1,137	1,096	-	29
Units redeemed	(3,391)	(3,419)	(27,850)	(5,160)	(8,004)	(1,773)	-	(3,782)

Ending units	19,273	22,583	-	25,718	-	6,867	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTP
	2020	2019
Investment activity:
Net investment income (loss)	$-	13,394
Realized gain (loss) on investments	-	11,530
Change in unrealized gain (loss) on investments	-	(121,189)
Reinvested capital gains	-	190,694

Net increase (decrease) in contract owners’ equity resulting from operations	-	94,429

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-
Transfers between funds	-	(901,486)
Redemptions (notes 2, 3, and 4)	-	(2,406)
Adjustments to maintain reserves	-	(15)

Net equity transactions	-	(903,907)

Net change in contract owners’ equity	-	(809,478)
Contract owners’ equity at beginning of period	-	809,478

Contract owners’ equity at end of period	$-	-

CHANGE IN UNITS:
Beginning units	-	22,268
Units purchased	-	9
Units redeemed	-	(22,277)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-B (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	11/11/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.45%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.45% of the daily value of the allocations to the underlying fund options

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $28,486 and $5,378, respectively, and total transfers from the Separate Account to the fixed account were $34,392 and $0, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$64,870,388	$-	$-	$64,870,388

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVB	$47,449	$100,517
ACVCA	46,081	176,641
ACVI	9,989	56,337
ACVIG	36,405	15,789
ACVIP2	77,449	123,758
ACVU1	52,283	50,945
DCAP	62,599	92,622
DGI	20,872	11,568
DSIF	486,244	1,331,359
DSRG	3,803	2,591
DVSCS	21,685	74,507
FQB	10,853	31,992
FAMP	42,338	224,425
FEIP	177,398	385,416
FGP	316,308	465,211
FHIP	150,125	293,826
FIGBS	227,488	319,813
FOP	11,365	125,369
FVSS	35,625	41,979
OVAG	15,740	245,365
OVB	193,727	177,207
OVGI	17,842	52,149
OVGS	123,553	295,423
OVMS	20,541	75,755
JPMMV1	18,674	8,790
JACAS	22,200	48,898
JAGTS	60,790	57,222
JAIGS	602	14,006
MSEM	312	99
MSVRE	30,274	48,187
EIF2	31,198	46,331
GBF	61,082	68,569
GEM	11,136	13,850
GIG	14,953	156,906
GVDMA	12,420	13,460
GVDMC	33,204	66,000
GVEX1	4,214	8

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

GVIDA	3,418	2,501
GVIDC	1,533	44,146
GVIDM	91,644	49,557
MCIF	155,869	425,403
MSBF	118,733	420,494
NVAMV1	25,080	72,960
NVAMVX	153,239	1,588
NVCBD1	72,453	188,817
NVMIG1	74,233	12,062
NVMIVX	227,000	1,075
NVMLG1	147,202	26,435
NVMMG1	51,175	79,497
NVMMV2	33,741	10,585
NVNMO1	22,632	5,914
NVOLG1	739,115	663,738
NVRE1	32,010	140,928
SAM	1,553,852	979,062
SCF	89,015	268,468
SCGF	33,551	18,583
SCVF	24,578	61,708
TRF	221,397	472,914
AMCG	34,996	158,010
AMSRS	50,055	122,519
AMTB	112,754	181,972
TRHS2	52,774	34,005
VWBF	8,555	21,629
VWEM	39,277	111,603
VWHA	774	10,001
VWHAS	1,136	3,772
SVDF	73,570	234,680
SVOF	119,426	242,528
GVDIVI	38,025	238,290
NVMLV1	82,173	154,616

	$6,993,806	$10,772,950

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	1.45%	20,905	$36.50	$762,999	1.18%	10.90%
2019	1.45%	23,121	32.91	760,966	1.57%	18.11%
2018	1.45%	22,627	27.86	630,496	1.40%	-5.23%
2017	1.45%	24,608	29.40	723,582	1.52%	12.26%
2016	1.45%	30,323	26.19	794,223	1.58%	5.45%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2020	1.45%	8,067	59.93	483,413	0.00%	40.39%
2019	1.45%	11,932	42.69	509,368	0.00%	33.60%
2018	1.45%	13,317	31.95	425,489	0.00%	-6.58%
2017	1.45%	15,710	34.20	537,338	0.00%	20.03%
2016	1.45%	15,447	28.50	440,144	0.00%	1.74%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020	1.45%	12,133	35.92	435,796	0.49%	24.05%
2019	1.45%	13,651	28.95	395,272	0.88%	26.56%
2018	1.45%	14,685	22.88	335,955	1.29%	-16.46%
2017	1.45%	15,742	27.38	431,056	0.87%	29.31%
2016	1.45%	17,254	21.18	365,391	1.09%	-6.87%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	1.45%	10,702	29.05	310,865	1.96%	10.19%
2019	1.45%	10,459	26.36	275,691	2.01%	22.15%
2018	1.45%	15,215	21.58	328,356	1.95%	-8.23%
2017	1.45%	14,544	23.52	342,007	2.28%	18.74%
2016	1.45%	17,940	19.80	355,272	2.34%	11.84%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	1.45%	21,136	15.09	318,969	1.35%	7.97%
2019	1.45%	24,604	13.98	343,908	2.27%	7.32%
2018	1.45%	29,331	13.02	381,992	2.79%	-4.24%
2017	1.45%	34,834	13.60	473,741	2.66%	2.17%
2016	1.45%	32,263	13.31	429,433	1.86%	2.88%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020	1.45%	3,615	47.85	172,932	0.00%	47.68%
2019	1.45%	3,513	32.40	113,824	0.00%	32.63%
2018	1.45%	3,774	24.43	92,222	0.23%	-0.71%
2017	1.45%	3,342	24.60	82,229	0.37%	30.32%
2016	1.45%	2,617	18.88	49,411	0.42%	2.94%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	1.45%	18,755	43.33	812,591	0.78%	21.90%
2019	1.45%	21,157	35.55	752,041	1.16%	34.12%
2018	1.45%	24,770	26.50	656,432	1.23%	-8.21%
2017	1.45%	30,115	28.87	869,502	1.34%	25.49%
2016	1.45%	32,011	23.01	736,498	1.60%	6.34%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	1.45%	6,734	40.73	274,266	0.78%	22.83%
2019	1.45%	6,882	33.16	228,204	1.07%	27.25%
2018	1.45%	6,999	26.06	182,385	0.78%	-6.08%
2017	1.45%	8,782	27.74	243,650	0.73%	17.98%
2016	1.45%	9,210	23.52	216,586	1.24%	8.44%

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	1.45%	106,713	61.52	6,564,678	1.54%	16.30%
2019	1.45%	131,258	52.90	6,943,090	1.71%	29.28%
2018	1.45%	140,995	40.92	5,768,857	1.62%	-6.03%
2017	1.45%	178,400	43.54	7,767,400	1.70%	19.78%
2016	1.45%	186,051	36.35	6,762,694	2.05%	10.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	1.45%	4,239	47.26	200,317	1.07%	22.34%
2019	1.45%	4,241	38.63	163,809	1.51%	32.41%
2018	1.45%	4,934	29.17	143,929	1.71%	-5.80%
2017	1.45%	5,528	30.97	171,177	1.11%	13.67%
2016	1.45%	7,282	27.24	198,380	1.29%	8.78%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	1.45%	6,644	38.02	252,609	1.21%	9.03%
2019	1.45%	8,994	34.87	313,628	0.93%	20.44%
2018	1.45%	10,860	28.95	314,426	0.81%	-10.30%
2017	1.45%	11,400	32.28	367,940	0.65%	10.78%
2016	1.45%	9,264	29.14	269,933	0.79%	23.91%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	1.45%	19,921	17.88	356,303	2.76%	6.55%
2019	1.45%	21,474	16.79	360,446	3.06%	7.86%
2018	1.45%	26,798	15.56	417,045	3.11%	-2.04%
2017	1.45%	28,627	15.89	454,796	3.34%	2.53%
2016	1.45%	32,810	15.49	508,384	3.70%	2.32%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	1.45%	46,832	34.55	1,618,096	1.45%	13.21%
2019	1.45%	53,273	30.52	1,625,895	1.75%	16.53%
2018	1.45%	60,270	26.19	1,578,451	1.62%	-6.73%
2017	1.45%	67,934	28.08	1,907,552	1.63%	12.45%
2016	1.45%	91,849	24.97	2,293,430	1.50%	1.58%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	1.45%	65,950	42.70	2,816,037	1.78%	5.15%
2019	1.45%	74,837	40.61	3,039,087	2.01%	25.60%
2018	1.45%	81,868	32.33	2,647,076	2.03%	-9.63%
2017	1.45%	114,942	35.78	4,112,546	1.63%	11.26%
2016	1.45%	139,598	32.16	4,489,141	2.26%	16.31%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	1.45%	35,739	76.97	2,750,932	0.08%	41.81%
2019	1.45%	41,175	54.28	2,234,960	0.25%	32.37%
2018	1.45%	62,287	41.01	2,554,162	0.24%	-1.62%
2017	1.45%	69,973	41.68	2,916,759	0.22%	33.18%
2016	1.45%	75,667	31.30	2,368,284	0.04%	-0.66%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	1.45%	121,187	23.06	2,795,101	4.96%	1.26%
2019	1.45%	132,527	22.78	3,018,710	3.98%	13.44%
2018	1.45%	177,491	20.08	3,564,028	6.12%	-4.70%
2017	1.45%	145,482	21.07	3,065,226	5.12%	5.39%
2016	1.45%	191,919	19.99	3,836,862	5.45%	12.95%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	1.45%	87,615	16.66	1,459,612	2.11%	7.67%
2019	1.45%	93,888	15.47	1,452,697	2.50%	7.99%
2018	1.45%	114,644	14.33	1,642,583	2.20%	-2.08%
2017	1.45%	143,641	14.63	2,101,745	2.31%	2.65%
2016	1.45%	149,117	14.25	2,125,500	2.34%	3.12%

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	1.45%	24,726	29.30	724,560	0.42%	13.94%
2019	1.45%	28,988	25.72	745,538	1.74%	25.91%
2018	1.45%	31,798	20.43	649,500	1.53%	-16.05%
2017	1.45%	34,254	24.33	833,437	1.55%	28.40%
2016	1.45%	32,460	18.95	615,069	1.30%	-6.44%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	1.45%	2,581	30.81	79,518	1.28%	6.61%
2019	1.45%	3,246	28.90	93,805	1.60%	32.34%
2018	1.45%	3,056	21.84	66,730	0.86%	-18.54%
2017	1.45%	5,902	26.80	158,201	1.31%	17.49%
2016	1.45%	11,407	22.82	260,251	1.06%	7.90%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	1.45%	4,880	20.03	97,768	0.05%	38.65%
2019	1.45%	20,314	14.45	293,517	0.00%	37.34%
2018	1.45%	17,530	10.52	184,432	0.00%	-7.45%
2017	1.45%	22,031	11.37	250,451	0.03%	26.93%
2016	1.45%	20,476	8.96	183,387	0.00%	0.85%
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2020	1.45%	118,823	16.30	1,936,283	3.14%	8.12%
2019	1.45%	119,772	15.07	1,805,180	3.37%	7.94%
2018	1.45%	123,524	13.96	1,724,807	3.47%	-2.47%
2017	1.45%	137,252	14.32	1,964,940	2.40%	3.07%
2016	1.45%	154,301	13.89	2,143,149	5.01%	1.78%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	1.45%	7,013	25.18	176,609	1.32%	12.29%
2019	1.45%	9,225	22.43	206,887	1.05%	30.17%
2018	1.45%	9,851	17.23	169,726	1.18%	-9.23%
2017	1.45%	11,206	18.98	212,684	1.22%	15.22%
2016	1.45%	15,153	16.47	249,630	1.27%	10.00%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	1.45%	25,971	89.54	2,325,547	0.68%	25.79%
2019	1.45%	29,167	71.19	2,076,305	0.89%	29.88%
2018	1.45%	32,983	54.81	1,807,885	0.99%	-14.45%
2017	1.45%	36,453	64.07	2,335,408	0.92%	34.69%
2016	1.45%	43,034	47.57	2,046,946	1.06%	-1.37%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2020	1.45%	17,014	28.13	478,524	1.96%	13.19%
2019	1.45%	19,558	24.85	485,968	2.26%	15.81%
2018	1.45%	21,617	21.46	463,799	1.97%	-6.70%
2017	1.45%	23,018	23.00	529,336	1.99%	7.67%
2016	1.45%	27,972	21.36	597,425	2.35%	3.74%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	1.45%	6,671	32.81	218,894	1.46%	-1.09%
2019	1.45%	6,675	33.17	221,429	1.61%	24.92%
2018	1.45%	7,138	26.55	189,546	1.05%	-13.12%
2017	1.45%	9,872	30.57	301,742	0.80%	12.12%
2016	1.45%	14,721	27.26	401,315	0.86%	13.04%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	1.45%	8,803	37.33	328,578	0.16%	37.02%
2019	1.45%	10,496	27.24	285,949	0.02%	34.87%
2018	1.45%	10,305	20.20	208,124	1.32%	0.24%
2017	1.45%	9,844	20.15	198,365	0.00%	28.12%
2016	1.45%	22,629	15.73	355,920	0.85%	0.47%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	1.45%	11,355	26.81	304,465	0.00%	48.55%
2019	1.45%	12,051	18.05	217,528	0.40%	42.72%
2018	1.45%	10,816	12.65	136,808	1.07%	-0.56%
2017	1.45%	11,740	12.72	149,335	0.38%	42.82%
2016	1.45%	9,695	8.91	86,349	0.02%	12.21%

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	1.45%	3,727	15.10	56,267	1.19%	14.34%
2019	1.45%	4,953	13.20	65,398	1.88%	24.87%
2018	1.45%	4,763	10.57	50,364	1.92%	-16.37%
2017	1.45%	4,220	12.64	53,360	1.68%	28.91%
2016	1.45%	5,366	9.81	52,632	4.49%	-8.06%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	1.45%	235	31.44	7,389	4.51%	4.01%
2019	1.45%	235	30.23	7,104	5.34%	12.60%
2018	1.45%	235	26.85	6,309	5.62%	-8.30%
2017	1.45%	235	29.28	6,880	5.44%	8.12%
2016	1.45%	235	27.08	6,363	5.54%	8.96%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	1.45%	8,387	60.34	506,085	2.82%	-18.06%
2019	1.45%	9,075	73.64	668,357	1.90%	17.21%
2018	1.45%	9,590	62.83	602,494	2.70%	-9.06%
2017	1.45%	10,313	69.09	712,407	1.41%	1.62%
2016	1.45%	13,103	67.98	890,739	1.33%	5.27%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2020	1.45%	21,525	25.87	556,888	1.52%	1.85%
2019	1.45%	23,180	25.40	588,790	1.64%	25.16%
2018	1.45%	24,174	20.29	490,586	1.58%	-8.81%
2017	1.45%	25,515	22.25	567,844	2.99%	15.99%
2016	1.45%	25,023	19.19	480,118	2.16%	15.87%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	1.45%	36,857	20.01	737,681	2.13%	4.54%
2019	1.45%	37,479	19.14	717,541	2.18%	4.73%
2018	1.45%	43,628	18.28	797,524	1.98%	-1.51%
2017	1.45%	55,989	18.56	1,039,124	1.98%	0.61%
2016	1.45%	70,057	18.45	1,292,360	1.86%	-0.72%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	1.45%	11,722	28.06	328,926	1.96%	11.66%
2019	1.45%	11,882	25.13	298,612	2.28%	21.16%
2018	1.45%	13,875	20.74	287,772	0.65%	-18.62%
2017	1.45%	15,991	25.49	407,605	1.46%	39.46%
2016	1.45%	14,462	18.28	264,296	0.81%	6.16%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	1.45%	76,250	16.88	1,287,216	1.16%	6.38%
2019	1.45%	86,462	15.87	1,372,034	2.06%	17.39%
2018	1.45%	145,147	13.52	1,962,015	1.86%	-15.78%
2017	1.45%	171,988	16.05	2,760,359	1.73%	25.61%
2016	1.45%	173,249	12.78	2,213,677	2.63%	-0.59%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	1.45%	8,089	26.61	215,224	0.22%	10.70%
2019	1.45%	8,586	24.04	206,366	1.75%	20.06%
2018	1.45%	11,732	20.02	234,863	1.62%	-9.07%
2017	1.45%	12,192	22.02	268,423	1.65%	14.99%
2016	1.45%	12,637	19.15	241,949	1.79%	6.91%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	1.45%	55,581	19.71	1,095,530	0.14%	6.98%
2019	1.45%	58,285	18.42	1,073,884	2.46%	11.84%
2018	1.45%	24,712	16.47	407,118	1.95%	-5.14%
2017	1.45%	24,511	17.37	425,667	1.89%	7.63%
2016	1.45%	25,512	16.13	411,634	1.90%	4.17%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	1.45%	328	13.28	4,356	1.64%	32.82%	****

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	1.45%	2,024	28.41	57,494	0.23%	11.18%
2019	1.45%	2,094	25.55	53,501	2.05%	21.94%
2018	1.45%	2,163	20.95	45,321	1.46%	-10.18%
2017	1.45%	2,678	23.33	62,451	1.40%	16.72%
2016	1.45%	10,379	19.99	207,449	1.68%	7.88%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	1.45%	6,844	16.15	110,495	0.11%	5.17%
2019	1.45%	9,518	15.35	146,137	2.20%	7.94%
2018	1.45%	11,872	14.22	168,863	2.33%	-3.23%
2017	1.45%	9,974	14.70	146,609	2.22%	4.15%
2016	1.45%	9,516	14.11	134,297	2.14%	2.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	1.45%	63,310	23.02	1,457,635	0.14%	8.74%
2019	1.45%	64,049	21.17	1,356,087	2.19%	16.04%
2018	1.45%	66,274	18.25	1,209,239	2.21%	-7.06%
2017	1.45%	48,718	19.63	956,387	1.73%	11.29%
2016	1.45%	57,225	17.64	1,009,388	2.01%	5.59%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	1.45%	54,328	41.94	2,278,457	1.16%	11.47%
2019	1.45%	65,918	37.62	2,479,997	1.39%	23.83%
2018	1.45%	65,894	30.38	2,001,989	1.27%	-12.68%
2017	1.45%	79,523	34.79	2,766,798	1.07%	14.11%
2016	1.45%	87,936	30.49	2,681,303	1.22%	18.55%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	1.45%	95,055	19.99	1,900,175	3.27%	2.55%
2019	1.45%	113,615	19.49	2,214,699	4.95%	7.59%
2018	1.45%	106,309	18.12	1,926,168	2.61%	-3.77%
2017	1.45%	119,832	18.83	2,256,217	4.64%	4.79%
2016	1.45%	122,527	17.97	2,201,462	3.01%	7.08%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	1.45%	20,210	30.29	612,260	1.64%	0.02%
2019	1.45%	22,662	30.29	686,398	2.58%	25.11%
2018	1.45%	27,644	24.21	669,256	1.21%	-10.67%
2017	1.45%	37,028	27.10	1,003,485	1.67%	7.10%
2016	1.45%	53,148	25.30	1,344,812	2.30%	18.70%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	1.45%	15,006	11.80	177,126	1.33%	18.03%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	1.45%	113,545	14.30	1,623,411	2.55%	5.46%
2019	1.45%	123,393	13.56	1,672,854	5.66%	7.36%
2018	1.45%	51,159	12.63	646,017	2.57%	-1.87%
2017	1.45%	73,360	12.87	944,009	2.93%	2.89%
2016	1.45%	79,099	12.51	989,296	3.02%	3.82%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	1.45%	10,046	18.29	183,695	1.07%	48.85%
2019	1.45%	8,886	12.28	109,157	1.16%	31.22%
2018	1.45%	12,805	9.36	119,875	1.24%	-17.68%
2017	1.45%	13,762	11.37	156,496	1.21%	23.95%
2016	1.45%	13,326	9.17	122,244	1.16%	-3.54%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	1.45%	22,669	11.75	266,276	0.00%	17.46%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	1.45%	7,010	47.07	330,004	0.00%	28.21%
2019	1.45%	7,364	36.71	270,360	3.82%	28.64%
2018	1.45%	8,693	28.54	248,103	0.27%	-4.49%
2017	1.45%	11,325	29.88	338,418	0.36%	28.32%
2016	1.45%	11,608	23.29	270,339	0.74%	0.71%

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	1.45%	7,624	58.97	449,565	0.00%	58.57%
2019	1.45%	9,532	37.19	354,469	0.00%	35.26%
2018	1.45%	9,868	27.49	271,294	0.00%	-8.21%
2017	1.45%	7,876	29.95	235,896	0.00%	25.89%
2016	1.45%	6,923	23.79	164,707	0.00%	4.93%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	1.45%	5,968	32.68	195,052	2.17%	-2.58%
2019	1.45%	5,146	33.55	172,637	1.95%	22.05%
2018	1.45%	7,069	27.49	194,277	0.99%	-14.42%
2017	1.45%	6,079	32.12	195,251	0.98%	12.19%
2016	1.45%	7,100	28.63	203,261	1.44%	15.89%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	1.45%	4,187	40.38	169,063	0.45%	11.90%
2019	1.45%	3,961	36.08	142,924	0.66%	26.21%
2018	1.45%	3,998	28.59	114,297	0.47%	-6.15%
2017	1.45%	5,701	30.46	173,671	0.70%	23.05%
2016	1.45%	3,888	24.76	96,255	0.83%	11.96%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	1.45%	145,323	46.32	6,731,521	1.34%	17.17%
2019	1.45%	158,633	39.53	6,271,077	1.70%	35.62%
2018	1.45%	175,524	29.15	5,116,367	0.75%	-2.71%
2017	1.45%	206,392	29.96	6,183,841	0.47%	25.47%
2016	1.45%	242,749	23.88	5,796,655	0.74%	2.13%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	1.45%	24,798	34.27	849,743	1.47%	-6.76%
2019	1.45%	28,505	36.75	1,047,527	1.89%	28.81%
2018	1.45%	25,243	28.53	720,185	1.69%	-5.32%
2017	1.45%	32,379	30.13	975,719	2.07%	4.96%
2016	1.45%	35,805	28.71	1,027,998	1.96%	5.80%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	1.45%	234,166	11.37	2,661,949	0.21%	-1.21%
2019	1.45%	181,381	11.51	2,087,157	1.75%	0.31%
2018	1.45%	263,648	11.47	3,024,560	1.37%	-0.09%
2017	1.45%	260,958	11.48	2,996,320	0.45%	-1.03%
2016	1.45%	235,347	11.60	2,730,408	0.01%	-1.44%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	1.45%	27,059	79.04	2,138,767	0.02%	20.91%
2019	1.45%	30,866	65.37	2,017,752	0.07%	23.83%
2018	1.45%	33,467	52.79	1,766,816	0.01%	-13.91%
2017	1.45%	31,939	61.32	1,958,550	0.00%	11.85%
2016	1.45%	40,804	54.83	2,237,139	0.38%	21.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	1.45%	8,213	22.88	187,957	0.00%	38.85%
2019	1.45%	8,441	16.48	139,112	0.00%	33.74%
2018	1.45%	12,107	12.32	149,186	0.00%	-9.28%
2017	1.45%	13,577	13.58	184,419	0.00%	23.12%
2016	1.45%	12,800	11.03	141,216	0.00%	6.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	1.45%	10,714	42.46	454,932	0.07%	3.63%
2019	1.45%	11,791	40.98	483,136	1.01%	17.28%
2018	1.45%	13,837	34.94	483,453	0.57%	-18.16%
2017	1.45%	19,838	42.69	846,973	0.47%	7.49%
2016	1.45%	24,574	39.72	976,100	0.57%	24.11%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	1.45%	57,467	48.21	2,770,374	1.09%	8.75%
2019	1.45%	67,575	44.33	2,995,431	1.23%	27.43%
2018	1.45%	66,086	34.79	2,298,818	1.00%	-1.46%
2017	1.45%	79,726	35.30	2,814,410	1.02%	18.78%
2016	1.45%	86,090	29.72	2,558,545	1.19%	9.78%

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	1.45%	14,295	20.26	289,615	0.00%	37.95%
2019	1.45%	22,403	14.69	329,015	0.00%	30.82%
2018	1.45%	21,376	11.23	239,967	0.00%	-7.77%
2017	1.45%	24,251	12.17	295,177	0.00%	23.48%
2016	1.45%	24,986	9.86	246,297	0.00%	2.89%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	1.45%	34,287	34.25	1,174,407	0.60%	17.83%
2019	1.45%	37,993	29.07	1,104,438	0.58%	24.06%
2018	1.45%	1,846	23.43	43,255	0.44%	-7.10%
2017	1.45%	2,221	25.22	56,020	0.52%	16.72%
2016	1.45%	2,358	21.61	50,957	0.69%	8.27%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	1.45%	58,646	13.83	811,208	2.37%	1.96%
2019	1.45%	64,406	13.57	873,777	1.96%	2.18%
2018	1.45%	58,356	13.28	774,782	1.60%	-0.45%
2017	1.45%	58,778	13.34	783,928	1.45%	-0.57%
2016	1.45%	59,475	13.41	797,754	1.22%	-0.24%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	1.45%	5,050	55.74	281,470	0.00%	27.39%
2019	1.45%	4,871	43.75	213,112	0.00%	26.76%
2018	1.45%	6,611	34.51	228,169	0.00%	-0.61%
2017	1.45%	7,002	34.73	243,155	0.00%	25.47%
2016	1.45%	9,654	27.68	267,204	0.00%	-12.01%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	1.45%	6,315	19.38	122,381	7.12%	7.34%
2019	1.45%	7,513	18.05	135,620	0.33%	10.98%
2018	1.45%	7,613	16.27	123,842	7.42%	-7.51%
2017	1.45%	8,196	17.59	144,144	2.12%	10.62%
2016	1.45%	7,984	15.90	126,933	0.00%	4.88%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	1.45%	25,372	35.20	893,146	1.97%	15.55%
2019	1.45%	29,001	30.46	883,515	0.48%	28.70%
2018	1.45%	39,154	23.67	926,809	0.24%	-24.60%
2017	1.45%	24,977	31.39	784,146	0.45%	48.85%
2016	1.45%	28,093	21.09	592,537	0.60%	-1.34%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	1.45%	4,849	21.35	103,518	0.93%	17.38%
2019	1.45%	5,364	18.19	97,553	0.00%	10.25%
2018	1.45%	5,933	16.50	97,873	0.00%	-29.32%
2017	1.45%	7,021	23.34	163,875	0.00%	-3.12%
2016	1.45%	18,238	24.09	439,393	0.39%	41.63%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	1.45%	4,035	6.75	27,226	0.74%	17.10%
2019	1.45%	4,433	5.76	25,542	0.00%	9.93%
2018	1.45%	4,380	5.24	22,957	0.00%	-29.47%
2017	1.45%	5,659	7.43	42,053	0.00%	-3.39%
2016	1.45%	15,819	7.69	121,677	0.16%	41.34%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2020	1.45%	1,439	106.59	153,377	0.00%	60.29%
2019	1.45%	3,504	66.49	232,994	0.00%	37.00%
2018	1.45%	3,958	48.53	192,097	0.00%	-8.42%
2017	1.45%	4,461	53.00	236,411	0.00%	27.26%
2016	1.45%	5,612	41.64	233,654	0.00%	6.09%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	1.45%	19,273	80.32	1,547,962	0.45%	19.25%
2019	1.45%	22,583	67.36	1,521,085	0.28%	29.56%
2018	1.45%	25,844	51.99	1,343,577	0.18%	-8.50%
2017	1.45%	30,650	56.82	1,741,454	0.65%	18.70%
2016	1.45%	34,471	47.87	1,650,039	2.03%	10.61%

NATIONWIDE VARIABLE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.